Note 11 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 17, 2020	Aug. 10, 2016	Jan. 27, 2016
Long-term debt	$ 2,467,321	$ 1,465,619
Other financing arrangements	803,589	728,961
Less: Deferred financing costs	(25,238)	(13,406)
Total long-term debt, net	2,442,083	1,452,213
Less: Long-term debt current portion	(278,326)	(149,910)
Add: Deferred financing costs, current portion	5,961	2,773
Total long-term debt, non-current, net	2,169,718	1,305,076
Revolving Credit Facility [Member]
Long-term debt	0	0
Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Long-term debt	79,348
Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Long-term debt	103,423
Loans Payable [Member]
Long-term debt	1,550,472	736,658
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Long-term debt	0	0	$ 8,500		$ 66,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Long-term debt	0	0
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Long-term debt	0	0		$ 116,500
Loans Payable [Member] | Loan Agreement to Refinance Costis Maritime Co., Christos Maritime Co., Capetanissa Maritime Co., Rena Maritime Corporation, and Joyner Carriers S.A. Loans [Member]
Long-term debt	0	0
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Long-term debt	9,975	11,775
Loans Payable [Member] | Costamare Inc. 1 [Member]
Long-term debt	0	0
Loans Payable [Member] | Singleton Shipping Co. and Tatum Shipping Co. Term Loan [Member]
Long-term debt	37,600	40,800
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. [Member]
Long-term debt	0	15,240
Loans Payable [Member] | Costamare Inc. 2 [Member]
Long-term debt	30,188	34,188
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Long-term debt	98,000	113,200
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Long-term debt	54,500	60,500
Loans Payable [Member] | Raymond Shipping Co., Terance Shipping Co. and Undine Shipping Co. Term Loans [Member]
Long-term debt	123,990	135,550
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. Term Loans [Member]
Long-term debt	72,898	80,943
Loans Payable [Member] | Costamare Inc. 3 [Member]
Long-term debt	24,554	27,666
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	56,500	65,500
Loans Payable [Member] | Caravokyra Maritime Corporation et al. [Member]
Long-term debt	54,400	64,800
Loans Payable [Member] | Achilleas Maritime Corporation et al. [Member]
Long-term debt	0	58,396
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Long-term debt	4,050	8,100
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Long-term debt	17,400	20,000
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Long-term debt	11,660	0
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan [Member]
Long-term debt	14,900	0
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Long-term debt	20,750	0
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Long-term debt	141,964	0
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Long-term debt	138,519	0
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Long-term debt	70,350	0
Loans Payable [Member] | Vernes Shipping Co. Loan Agreement [Member]
Long-term debt	12,650	0
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Long-term debt	125,360	0
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Long-term debt	63,833	0
Loans Payable [Member] | Acquisition of Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena [Member]
Long-term debt	59,952	0
Loans Payable [Member] | Acquisition of Builder, Adventure, Manzanillo, Alliance, Seabird, Aeolian, Farmer and Greneta [Member]
Long-term debt	80,228	0
Loans Payable [Member] | Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Long-term debt	79,348	0
Loans Payable [Member] | Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Long-term debt	103,423	0
Loans Payable [Member] | Hunting License Facility Agreement for Dry Bulk Vessels [Member]
Long-term debt	0	0
Loans Payable [Member] | Refinance Term Loans for Equity, Thunder, Rose and Clara [Member]
Long-term debt	43,480	0
Loans Payable [Member] | Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Long-term debt	0	0
Unsecured Debt [Member]
Long-term debt	$ 113,260	$ 0